GAIN OR LOSS ON SALE OF VESSELS (Realized Gain (Loss) on Disposal of Assets and Termination of Vessels) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	$ 11,983	$ 104,211
Gain (loss) on disposition of vessels and equipment	(17)	16,476
MSC Margarita
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	5,991	0
Gain (loss) on sale of loans and leases	(9)	0
MSC Vidhi
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	5,992	0
Gain (loss) on sale of loans and leases	(8)	0
Glorycrown
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	0	43,740
Gain (loss) on disposition of vessels and equipment	0	10,056
Everbright
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	0	41,113
Gain (loss) on disposition of vessels and equipment	0	6,390
SFL Weser
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	0	9,473
Gain (loss) on disposition of vessels and equipment	0	(13)
SFL Elbe
Other Income And Expenses
Proceeds from sale of vessels and termination of charters	0	9,885
Gain (loss) on disposition of vessels and equipment	$ 0	$ 43